FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
FINANCIAL RESULTS, NET
Interests on borrowings	$ (120,826)	$ (36,325)	$ (259,558)	$ (114,808)
Remeasurement in borrowings	1,071	(5,117)	2,695	(114,464)
Foreign currency exchange gains (losses) on borrowings	(325,078)	160,049	(422,296)	2,005,495
Results from renegotiation of financial debts		2,646		2,646
Results from repurchase of ON		495		495
Total financial results from borrowings	(444,833)	121,748	(679,159)	1,779,364
Fair value gains (losses) on financial assets at fair value through profit or loss	22,547	(36,675)	(10,017)	(58,949)
Other foreign currency exchange gains (losses)	3,160	(3,180)	24,308	220,575
Other interests, net	(35,051)	8,404	(13,397)	20,550
Other taxes and bank expenses	(26,483)	(37,951)	(82,437)	(110,619)
Financial expenses on pension benefits	(1,378)	(869)	(4,726)	(3,102)
Financial discounts on assets, debts and others	(4,363)	(18,771)	(13,899)	(29,914)
RECPAM	29,418	28,922	94,127	143,373
Total other financial results, net	(12,150)	(60,120)	(6,041)	181,914
Total financial results, net	$ (456,983)	$ 61,628	$ (685,200)	$ 1,961,278